Allowance for Loan Losses and Impaired Loans (Troubled Debt Restructurings) (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		3	7
TDRs identified during the period, pre-modification outstanding recorded investment		$ 346	$ 709
TDRs identified during the period, post-modification outstanding recorded investment		$ 346	$ 738
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0	2
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0	$ 144
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0	$ 150
Construction and Development
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		0
TDRs identified during the period, pre-modification outstanding recorded investment		$ 0
TDRs identified during the period, post-modification outstanding recorded investment		$ 0
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0
Farmland
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		2	2
TDRs identified during the period, pre-modification outstanding recorded investment		$ 298	$ 144
TDRs identified during the period, post-modification outstanding recorded investment		$ 298	$ 150
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0	2
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0	$ 144
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0	$ 150
Residential
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		1	5
TDRs identified during the period, pre-modification outstanding recorded investment		$ 48	$ 565
TDRs identified during the period, post-modification outstanding recorded investment		$ 48	$ 588
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0
Commercial Mortgage
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		0
TDRs identified during the period, pre-modification outstanding recorded investment		$ 0
TDRs identified during the period, post-modification outstanding recorded investment		$ 0
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0
Commercial & agricultural
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		0
TDRs identified during the period, pre-modification outstanding recorded investment		$ 0
TDRs identified during the period, post-modification outstanding recorded investment		$ 0
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0
Consumer & Other
Financing Receivable, Modifications [Line Items]
TDRs identified during the period, number of contracts | Loan		0
TDRs identified during the period, pre-modification outstanding recorded investment		$ 0
TDRs identified during the period, post-modification outstanding recorded investment		$ 0
TDRs identified in last twelve months that subsequently defaulted, number of contracts | Loan	[1]	0
TDRs identified in last twelve months that subsequently defaulted, pre-modification outstanding recorded investment	[1]	$ 0
TDRs identified in last twelve months that subsequently defaulted, post-modification outstanding recorded investment	[1]	$ 0

[1]	Loans past due 30 days or more are considered to be in default.